Stockholders' Equity (Details 5) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Equity Instruments, Options, Nonvested Shares Roll-Forward
Non-vested shares, Beginning Balance | shares	12
Non-vested shares, Granted | shares	31
Non-vested shares, Forfeited, or expired | shares	(2)
Non-vested shares, vested | shares	(16)
Stock Options Outstanding, Ending Balance | shares	25
Weighted Average Grant Date Fair Value, Options Nonvested at beginning of period | $ / shares	$ 47
Weighted Average Grant Date Fair Value, Options nonvested, grants in period | $ / shares	24
Weighted Average Grant Date Fair Value, Options nonvested, forfeited in period | $ / shares	29
Weighted Average Grant Date Fair Value, Options nonvested, vested in period | $ / shares	49
Weighted Average Grant Date Fair Value, Options nonvested at end of period | $ / shares	$ 27